Share Capital and Other Components of Equity - Summary of Weighted-Average Assumptions (Detail) - Omnibus Incentive Plan [Member] - Share-Based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Weighted average annual volatility	70.38%	78.00%
Weighted average risk-free interest rate	2.91%	3.58%
Weighted average expected option life	5 years 7 months 9 days	5 years 6 months 25 days
Weighted average share price	$ 7.12	$ 4.13
Weighted average exercise price	7.13	4.13
Weighted average fair value of options granted	$ 4.45	$ 2.62